EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	CAD 3,562
Plan assets at fair value – end of year	3,816	CAD 3,562
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	199	14
Purchases and sales	11	183
Realized and unrealized gains	6	2
Plan assets at fair value – end of year	CAD 216	CAD 199